DEFERRED ACQUISITION COSTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEFERRED ACQUISITION COSTS
Schedule of deferred acquisition costs

	Nine Months Ended
	September 30, 2021	September 30, 2020
Balance—Beginning of year	$58,571,981	$46,808,359
Acquisition costs deferred	132,127,037	94,062,544
Amortization charged to income	(101,262,030)	(76,851,909)
Balance—September 30	$89,436,987	$64,018,994

Deferred acquisition costs for the years ended December 31 were:

	2020	2019
Balance – January 1	$46,808,359	$27,860,885
Acquisition costs deferred	117,737,579	95,096,214
Amortization charged to income	(105,973,957)	(76,148,740)
Balance – December 31	$58,571,981	$46,808,359